Derivatives - Hedges of net investments in foreign operations (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 6,179,000,000	$ 7,528,000,000
Carrying amount, liabilities	$ 5,227,000,000	$ 5,005,000,000
Nominal amount	532,346,000,000	488,270,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 95,000,000	$ 650,000,000
Carrying amount, liabilities	$ (384,000,000)	$ (7,000,000)
Nominal amount	46,251,000,000	34,967,000,000
Amounts recognised in OCI	$ (191,000,000)	$ 1,803,000,000
Change in fair value	(1,993,000,000)	742,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Hedges of net investment in foreign operations | Pound sterling-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	58,000,000	397,000,000
Carrying amount, liabilities	$ (188,000,000)	$ (1,000,000)
Nominal amount	17,114,000,000	15,407,000,000
Amounts recognised in OCI	$ (291,000,000)	$ 833,000,000
Change in fair value	(1,124,000,000)	229,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Hedges of net investment in foreign operations | Swiss franc-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	0	10,000,000
Carrying amount, liabilities	$ (7,000,000)	$ 0
Nominal amount	615,000,000	556,000,000
Amounts recognised in OCI	$ 13,000,000	$ 89,000,000
Change in fair value	(76,000,000)	40,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Reclassification adjustments on hedge de-designation	110,000,000	110,000,000
Hedges of net investment in foreign operations | Hong Kong dollar-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	7,000,000	1,000,000
Carrying amount, liabilities	$ 0	$ (3,000,000)
Nominal amount	5,761,000,000	5,844,000,000
Amounts recognised in OCI	$ (29,000,000)	$ (27,000,000)
Change in fair value	(2,000,000)	(26,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Hedges of net investment in foreign operations | Other structural foreign exchange3
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	30,000,000	242,000,000
Carrying amount, liabilities	$ (189,000,000)	$ (3,000,000)
Nominal amount	22,761,000,000	13,160,000,000
Amounts recognised in OCI	$ 116,000,000	$ 907,000,000
Change in fair value	(791,000,000)	499,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0